American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Aggressive
October 31, 2019

One Choice Portfolio: Very Aggressive - Schedule of Investments
OCTOBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 63.7%
Core Equity Plus Fund Investor Class	788,183	11,302,550
Equity Growth Fund Investor Class	1,047,091	34,009,504
Focused Dynamic Growth Fund Investor Class(2)	25,087	724,269
Growth Fund Investor Class	1,037,933	37,157,987
Heritage Fund Investor Class	1,183,406	25,727,257
Large Company Value Fund Investor Class	3,218,878	34,023,538
Mid Cap Value Fund Investor Class	1,524,451	24,665,625
NT Disciplined Growth Fund Investor Class	894,627	11,325,979
Small Cap Growth Fund Investor Class	17,067	299,357
Small Cap Value Fund Investor Class	39,090	295,911
Small Company Fund Investor Class	1,054,826	14,081,925
Sustainable Equity Fund Investor Class	39,475	1,200,054
		194,813,956
International Equity Funds — 36.3%
Emerging Markets Fund Investor Class	2,270,710	25,749,854
International Growth Fund Investor Class	2,534,104	30,611,981
NT Global Real Estate Fund Investor Class	822,677	9,526,604
NT International Small-Mid Cap Fund Investor Class	1,505,468	15,611,702
NT International Value Fund Investor Class	1,284,064	11,543,734
NT Non-U.S. Intrinsic Value Fund Investor Class	1,713,855	17,961,196
		111,005,071
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $220,098,789)		305,819,027
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$305,819,027

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2019 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Core Equity Plus Fund	$11,861	$390	$482	$(466)	$11,303	788	$10	$389
Equity Growth Fund	35,304	83	1,446	68	34,009	1,047	144	83
Focused Dynamic Growth Fund(3)	—	720	—	4	724	25	—	—
Growth Fund	39,780	—	2,666	44	37,158	1,038	194	—
Heritage Fund	26,847	—	233	(887)	25,727	1,183	63	—
Large Company Value Fund	35,991	197	2,913	748	34,023	3,219	29	141
Mid Cap Value Fund	25,084	89	1,148	641	24,666	1,524	(133)	89
NT Disciplined Growth Fund	12,197	—	760	(111)	11,326	895	183	—
Small Cap Growth Fund	—	300	—	(1)	299	17	—	—
Small Cap Value Fund	—	300	—	(4)	296	39	—	—
Small Company Fund	14,374	333	576	(49)	14,082	1,055	(22)	38
Sustainable Equity Fund	—	1,201	—	(1)	1,200	39	—	—
Emerging Markets Fund	25,100	13	—	637	25,750	2,271	—	—
International Growth Fund	29,672	—	112	1,052	30,612	2,534	(15)	—
NT Global Real Estate Fund	9,492	—	744	779	9,527	823	87	—
NT International Small-Mid Cap Fund	15,594	—	385	403	15,612	1,505	(22)	—
NT International Value Fund	9,958	1,333	—	253	11,544	1,284	—	—
NT Non-U.S. Intrinsic Value Fund	16,897	18	—	1,046	17,961	1,714	—	—
	$308,151	$4,977	$11,465	$4,156	$305,819	21,000	$518	$740

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.